Segment Reporting - Gain (Loss) from Operations for Business Segments and Unallocated Costs and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Income (loss) from operations	$ (4,765)	$ (9,153)	$ (13,751)	$ (9,657)
Product Sales and Services [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	841	(2,448)	(3,452)	(6,924)
Technology Licensing [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	1,445	(1,392)	(1,587)	9,183
Technology Development [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	793	317	317	(22)
Shared Services [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	(6,102)	(4,641)	(6,516)	(6,219)
Unallocated Costs and Expenses [Member]
Segment Reporting Information [Line Items]
Income (loss) from operations	$ (1,742)	$ (989)	$ (2,513)	$ (5,675)